                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

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1.   Name and address of issuer:

                                 THE HIRTLE CALLAGHAN TRUST
                                 3435 STELZER RD.
                                 COLUMBUS, OHIO 43219

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2.   Name of each series or class of funds for which this notice is filed:

                                 SEE ATTACHED SCHEDULE A



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3.   Investment Company Act File Number:                          811-8918

     Securities Act File Number:                                  33-87762


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4.   Last day of the fiscal year for which this notice is filed:

                                 JUNE 30, 1997

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:
                                                     [_]

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6.   Date of termination of issuer's declaration under rule 24F-2 (a)(1), if applicable:


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                 NONE

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                 NONE

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9. Number and aggregate sale price of securities sold during the fiscal year:

                                    $237,879,516 Price
                                      20,904,003 Shares

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

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10.   Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                    $237,879,516 Price
                                      20,904,003 Shares

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                    $14,751,498 Price
                                                      1,244,176 Shares

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12.  Calculation of registration fee:

       (i)   Aggregate sale price of securities sold during the
             fiscal year in reliance on rule 24F-2:                $237,879,516
                                                                ---------------

       (ii)  Aggregate price of shares issued in connection with
             dividend reinvestment plans:                           $14,751,498
                                                                ---------------

       (iii) Aggregate price of shares redeemed or repurchased
             during the fiscal year:                               $107,348,431
                                                                ---------------


       (iv)  Aggregate price of shares redeemed or repurchased
             and previously applied as a reduction to filing
             fees pursuant to rule 24F-2:                                     0
                                                                ---------------


       (v)   Net aggregate price of securities sold and issued
             during the fiscal year in reliance on rule 24F-2:     $145,282,583
                                                                ---------------


       (vi)  Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or registration:                                             /3300
                                                                ---------------

       (vii) Fee Due:                                                $44,025.03
                                                                ---------------
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                  SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/ Michael Sakala
                                  --------------------------------------------

                                  Michael Sakala, Vice President & Treasurer
                                  --------------------------------------------

        Date   8/28/97
        --------------------------

        * Please print the name and title of the signing officer below the signature.

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

THE HIRTLE CALLAGHAN TRUST- SCHEDULE A
--------------------------------------

THE VALUE EQUITY PORTFOLIO


THE GROWTH EQUITY PORTFOLIO


THE SMALL CAPITALIZATION EQUITY PORTFOLIO


THE INTERNATIONAL EQUITY PORTFOLIO


THE LIMITED DURATION MUNICIPAL BOND PORTFOLIO

                     STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000
                             FAX:  (215) 564-8120



Direct Dial:
(215) 564-8101


                                August 27, 1997


Hirtle Callaghan Trust
575 East Swedesford Road
Wayne, Pennsylvania 19087

     Re:  Hirtle Callaghan Trust
          ----------------------

Gentlemen:

     You have requested our opinion with respect to the shares of beneficial interest sold by Hirtle Callaghan Trust (the "Fund") during its fiscal year ended June 30, 1997, in connection with the Notice being filed by the Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 20,904,003 shares were sold by the Fund during said fiscal year, and all of such shares were sold in reliance upon Rule 24f-2.

     Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Fund sold and issued by the Fund during its fiscal year ended June 30, 1997, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended were legally issued, fully paid and non-assessable.

     We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered,

Hirtle Callaghan Trust
August 27, 1997
Page 2


and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                        Very truly yours,

                                        STRADLEY, RONON, STEVENS & YOUNG


                                        By: /s/ Audrey C. Talley
                                           -------------------------------
                                             Audrey C. Talley